Long Term Debt - Credit Facilities & Revolving Credit Facilities Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Sep. 30, 2021 USD ($) vessel	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) tranche
Debt Instrument [Line Items]
Proceeds from long-term debt				$ 259,575	$ 178,800	$ 92,400
Number of vessels provided as collateral | item				23
Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity						30,000	$ 20,000
Pelea, Vasstwo, Eniaprohi and Vassone
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 47,750
Line of credit facility, number of tranches | tranche								2
Proceeds from long-term debt							$ 24,675	$ 23,075
Monagrouli
Debt Instrument [Line Items]
Maximum borrowing capacity						26,400
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 60,000
Number of vessels financed by credit facility | vessel			6
Number of vessels provided as collateral | vessel			5
Long-term line of credit				$ 0
Unused borrowing capacity				30,000
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 30,000
Proceeds from long-term debt			71,139
Eniadefhi, Maxdodeka, Gloverfour, Gloverfive and Youngone | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity			30,000
Proceeds from long-term debt			$ 7,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 100,000			$ 100,000
Proceeds from long-term debt		$ 50,000
Number of vessels financed by credit facility | vessel		5			5
Long-term line of credit				0
Unused borrowing capacity				50,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit | Secured debt
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 50,000			$ 50,000
Youngtwo, Shikokupente, Maxeikositessera, Maxenteka and Shikokuennia | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity		50,000			50,000
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				80,000
Lofou | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				25,000		$ 20,000
Borrowing capacity increase	$ 25
Eptaprohi, Soffive, Marinouki, Marathassa, Kerasies, Pemer and Petra | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 70,000			$ 70,000
Long-term line of credit				15,000,000
Unused borrowing capacity				65
Shimafive | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				25,500
Shimaseven | Line of credit
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 25,500